                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-1

                                  JUNE 30, 1999
                               SEMI-ANNUAL REPORT

                          SEPARATE ACCOUNT VA-1 FUNDING
                                THE CHAIRMAN-TM-
                COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS

                          PRINCIPAL OFFICE LOCATED AT:
                               #1 Franklin Square
                           Springfield, Illinois 62713


                     SEMI-ANNUAL REPORT DATED JUNE 30, 1999

--------------------------------------------------------------------------------

                                  JUNE 30, 1999
                               SEMI-ANNUAL REPORTS

                        VARIABLE INSURANCE PRODUCTS FUND

                       VARIABLE INSURANCE PRODUCTS FUND II

               PRINCIPAL OFFICE OF BOTH FIDELITY FUNDS LOCATED AT:
                              82 Devonshire Street
                           Boston, Massachusetts 02109

                          MFS VARIABLE INSURANCE TRUST

                          PRINCIPAL OFFICE LOCATED AT:
                               500 Boylston Street
                           Boston, Massachusetts 02116

                        SEMI-ANNUAL REPORTS JUNE 30, 1999

The Semi-Annual Report of Separate Account VA-1 is prepared and provided by The American Franklin Life Insurance Company. The Semi-Annual Reports of the Variable Insurance Products Fund and the Variable Insurance Products Fund II are prepared by Fidelity Investments. The Semi-Annual Report of MFS Variable Insurance Trust is prepared by MFS Investment Management.

-------------------------------------------------------------------------------

This Semi-Annual Report is not to be construed as an offering for sale of any American Franklin Life contract. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF NET ASSETS
JUNE 30, 1999
(UNAUDITED)


                                                                       VARIABLE INSURANCE PRODUCTS FUND
                                           ---------------------------------------------------------------------------------------
                                                   VIP                VIP                                                VIP
                                                  MONEY             EQUITY-            VIP              VIP             HIGH
                                                  MARKET            INCOME            GROWTH          OVERSEAS         INCOME
ASSETS                                           DIVISION          DIVISION          DIVISION         DIVISION        DIVISION
                                           ---------------------------------------------------------------------------------------

Investments in Funds at fair value
     (cost: see below)                     $     10,627,450    $    25,562,852  $   25,477,509    $   2,610,049   $   3,091,764
Dividends receivable                                 43,763                 -                -                -               -
Due from (to) general account                           409                981             977              100             119
                                           ---------------------------------------------------------------------------------------

NET ASSETS                                 $     10,671,622    $    25,563,833  $   25,478,486    $   2,610,149   $   3,091,883
                                           ---------------------------------------------------------------------------------------
                                           ---------------------------------------------------------------------------------------


Unit value, at June 30, 1999               $           5.43    $          7.32  $         8.79    $        6.60   $        5.91
                                           ---------------------------------------------------------------------------------------
                                           ---------------------------------------------------------------------------------------

Units outstanding, at June 30, 1999               1,963,603          3,490,159       2,897,328          395,631         522,960
                                           ---------------------------------------------------------------------------------------
                                           ---------------------------------------------------------------------------------------

Cost of investments                        $     10,627,450    $    23,336,957  $   22,463,726    $   2,474,793   $   3,340,216
                                           ---------------------------------------------------------------------------------------
                                           ---------------------------------------------------------------------------------------





SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1999
(UNAUDITED)


                                                            VARIABLE INSURANCE PRODUCTS FUND II
                                           ------------------------------------------------------------------------
                                                VIPII             VIPII            VIPII               VIPII             MFS
                                             INVESTMENT           ASSET            INDEX              CONTRA-          EMERGING
                                             GRADE BOND          MANAGER            500                FUND             GROWTH
ASSETS                                        DIVISION          DIVISION          DIVISION           DIVISION          DIVISION
                                           ---------------------------------------------------------------------------------------

Investments in Funds at fair value
     (cost: see below)                     $ 4,336,396        $ 6,495,125        $35,983,969        $16,669,435        $15,673,987
Dividends receivable                                 -                  -                  -                  -                  -
Due from (to) general account                      167                249              1,380                640                601
                                           ----------------------------------------------------------------------------------------

NET ASSETS                                 $ 4,336,563        $ 6,495,374        $35,985,349        $16,670,075        $15,674,588
                                           ----------------------------------------------------------------------------------------
                                           ----------------------------------------------------------------------------------------

Unit value, at June 30, 1999               $      5.54        $      6.79        $      8.63        $      8.28        $      8.27
                                           ----------------------------------------------------------------------------------------
                                           ----------------------------------------------------------------------------------------

Units outstanding, at June 30, 1999            782,397            956,720          4,170,193          2,013,168          1,895,228
                                           ----------------------------------------------------------------------------------------

Cost of investments                        $ 4,509,536        $ 6,422,349        $30,512,252        $14,174,860        $12,251,432
                                           ----------------------------------------------------------------------------------------
                                           ----------------------------------------------------------------------------------------





SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1999
(UNAUDITED)


                                                                          MFS VARIABLE INSURANCE TRUST
                                             --------------------------------------------------------------------------------------
                                                                    MFS                                                    MFS
                                                  MFS              GROWTH              MFS              MFS              CAPITAL
                                                RESEARCH        WITH INCOME       TOTAL RETURN       UTILITIES        OPPORTUNITIES
ASSETS                                          DIVISION          DIVISION          DIVISION          DIVISION          DIVISION
                                             --------------------------------------------------------------------------------------

Investments in Funds at fair value
     (cost: see below)                        $    18,837,921  $    14,540,769    $   18,109,654     $    9,575,527   $    7,134,877
Dividends receivable                                        -                -                 -                 -                -
Due from (to) general account                             723              557               695               367              274
                                             --------------------------------------------------------------------------------------

NET ASSETS                                    $    18,838,644   $   14,541,326    $   18,110,349     $   9,575,894    $   7,135,151
                                             --------------------------------------------------------------------------------------
                                             --------------------------------------------------------------------------------------

Unit value, at June 30, 1999                  $          7.37   $         7.70    $         6.61     $        7.69    $        8.84
                                             --------------------------------------------------------------------------------------
                                             --------------------------------------------------------------------------------------

Units outstanding, at June 30, 1999                 2,556,219        1,888,735         2,737,866         1,244,750          807,578
                                             --------------------------------------------------------------------------------------

Cost of investments                           $    16,284,104   $   13,194,076    $   17,484,933     $   8,955,047    $   5,742,741
                                             --------------------------------------------------------------------------------------
                                             --------------------------------------------------------------------------------------





SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)


                                                                           VARIABLE INSURANCE PRODUCTS FUND
                                               ------------------------------------------------------------------------------------
                                                      VIP              VIP                                                  VIP
                                                     MONEY           EQUITY-            VIP               VIP               HIGH
                                                     MARKET          INCOME            GROWTH          OVERSEAS            INCOME
                                                    DIVISION        DIVISION          DIVISION         DIVISION           DIVISION
                                               ------------------------------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)
Income
   Dividends                                       $   234,232      $   311,742      $    32,647       $    37,970    $   266,034
   Capital gains distributions                              -           689,113        2,052,679            61,242          9,945
Expenses
   Mortality and expense risk charge                    70,810          153,147          148,858            17,566         20,333
                                               ---------------------------------------------------------------------------------
Net investment income (expense)                        163,422          847,708        1,936,468            81,646        255,646

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
   Net realized gain (loss)                                  -           98,486          132,769            (3,888)       (47,214)
   Net unrealized appreciation (depreciation)

           Beginning of  period                              -        1,183,114        3,017,796            56,038       (234,242)

           End of period                                     -        2,225,895        3,013,783           135,256       (248,452)
                                               ---------------------------------------------------------------------------------

Net change in unrealized appreciation
    (depreciation) during the period                         -        1,042,781           (4,013)           79,218        (14,210)
                                               ---------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
     investments                                             -        1,141,267          128,756            75,330        (61,424)
                                               ---------------------------------------------------------------------------------
Net increase (decrease) in net assets
     from operations                               $   163,422      $ 1,988,975      $ 2,065,224       $   156,976    $   194,222
                                               ---------------------------------------------------------------------------------
                                               ---------------------------------------------------------------------------------





SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF OPERATIONS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)


                                                                VARIABLE INSURANCE PRODUCTS FUND II
                                               --------------------------------------------------------------------
                                                       VIPII            VIPII            VIPII           VIPII              MFS
                                                    INVESTMENT          ASSET            INDEX          CONTRA-          EMERGING
                                                    GRADE BOND         MANAGER            500             FUND            GROWTH
                                                     DIVISION          DIVISION         DIVISION        DIVISION         DIVISION
                                             --------------------------------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)
Income
         Dividends                              $     146,181      $    184,244     $     273,056  $       62,503    $           -
         Capital gains distributions                   45,860           233,376           185,288         458,352                -
Expenses
        Mortality and expense risk charge              26,822            40,530           203,401          98,140           94,422
                                             --------------------------------------------------------------------------------------
Net investment income (expense)                       165,219           377,090           254,943         422,715          (94,422)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS
   Net realized gain (loss)                            (3,559)              994           141,199          76,530          119,312
   Net unrealized appreciation (depreciation)
            Beginning of period                       103,216           321,095         3,813,554       1,822,547        2,047,653

            End of period                            (173,140)           72,776         5,471,717       2,494,575        3,422,555
                                             --------------------------------------------------------------------------------------

Net change in unrealized appreciation
   (depreciation) during the period                  (276,356)         (248,319)        1,658,163         672,028        1,374,902
                                             --------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
   investments                                       (279,915)         (247,325)        1,799,362         748,558        1,494,214
                                             --------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                              $    (114,696)     $     129,765     $   2,054,305   $   1,171,273    $   1,399,792
                                             --------------------------------------------------------------------------------------
                                             --------------------------------------------------------------------------------------





SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF OPERATIONS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)


                                                                               MFS VARIABLE INSURANCE TRUST
                                               ------------------------------------------------------------------------------------
                                                                        MFS                 MFS                            MFS
                                                       MFS             GROWTH              TOTAL           MFS           CAPITAL
                                                    RESEARCH        WITH INCOME           RETURN        UTILITIES     OPPORTUNITIES
                                                    DIVISION          DIVISION           DIVISION        DIVISION       DIVISION
                                               ------------------------------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)
Income
      Dividends                                    $    35,451     $    41,096      $   306,685      $    95,774     $         -
      Capital gains distributions                      187,340          49,328          568,718          481,560               -
Expenses
     Mortality and expense risk charge                 110,884         106,127          110,049           48,644          39,802
                                               ------------------------------------------------------------------------------------
Net investment income (expense)                        111,907         (15,703)         765,354          528,690         (39,802)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS
    Net realized gain (loss)                           165,756          87,478           87,063          113,345          54,637
    Net unrealized appreciation (depreciation)
          Beginning of period                        1,791,764       1,092,560          970,838          500,573         504,361

          End of period                              2,553,817       1,346,693          624,721          620,480       1,392,136
                                               ------------------------------------------------------------------------------------

Net change in unrealized appreciation
    (depreciation) during the period                   762,053         254,133         (346,117)         119,907         887,775
                                               ------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
    investments                                        927,809         341,611         (259,054)         233,252         942,412
                                               ------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from operations                                $ 1,039,716     $   325,908      $   506,300      $   761,942     $   902,610
                                               ------------------------------------------------------------------------------------
                                               ------------------------------------------------------------------------------------





SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF CHANGES IN NET ASSETS


                                                                          VARIABLE INSURANCE PRODUCTS FUND
                                              -------------------------------------------------------------------------------------
                                                      VIP               VIP                                                  VIP
                                                     MONEY            EQUITY-            VIP               VIP              HIGH
                                                     MARKET           INCOME            GROWTH           OVERSEAS          INCOME
SIX MONTHS ENDED JUNE 30, 1999                      DIVISION         DIVISION          DIVISION          DIVISION         DIVISION
                                              -------------------------------------------------------------------------------------
(UNAUDITED)
CHANGE IN NET ASSETS
FROM OPERATIONS:
       Net investment income (expense)          $    163,422     $    847,708     $  1,936,468     $     81,646     $    255,646
       Net realized gain (loss) on                        --           98,486          132,769           (3,888)         (47,214)
         investments
       Net change in unrealized appreciation
           (depreciation)  on investments                 --        1,042,781           (4,013)          79,218          (14,210)
                                              -------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
      operations                                     163,422        1,988,975        2,065,224          156,976          194,222
FROM CONTRACT RELATED TRANSACTIONS:
       Net contract purchase payments              4,591,642        4,204,391        5,774,517          227,097          315,784
       Withdrawals                                  (204,643)        (681,443)        (464,784)         (92,490)        (100,161)
       Transfers between Separate Account
           VA-1 divisions, net                    (2,612,777)         (76,320)         575,737          (59,860)         (84,358)
                                              -------------------------------------------------------------------------------------
Net increase in net assets from contract
       related transactions                        1,774,222        3,446,628        5,885,470           74,747          131,265
                                              -------------------------------------------------------------------------------------
Increase in net assets                             1,937,644        5,435,603        7,950,694          231,723          325,487
Net assets, beginning of period                    8,733,978       20,128,230       17,527,792        2,378,426        2,766,396
                                              -------------------------------------------------------------------------------------
Net assets, end of period                       $ 10,671,622     $ 25,563,833     $ 25,478,486     $  2,610,149     $  3,091,883
                                              -------------------------------------------------------------------------------------
                                              -------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1998
CHANGE IN NET ASSETS
FROM OPERATIONS:
       Net investment income (expense)          $    202,145     $    265,271     $    601,767     $     50,454     $    126,876
       Net realized gain (loss) on                        --           55,848           88,948          (30,975)          (3,120)
         investments
       Net change in unrealized appreciation
           (depreciation) on investments                  --        1,001,471        3,025,732          103,673         (277,036)
                                              -------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
       operations                                    202,145        1,322,590        3,716,447          123,152         (153,280)
FROM CONTRACT RELATED TRANSACTIONS:
       Net contract purchase payments             11,856,144       13,160,027        9,367,089        1,443,315        2,058,439
       Withdrawals                                  (352,036)        (569,468)        (562,277)         (65,740)         (38,135)
       Transfers between Separate Account
           VA-1 divisions, net                    (5,106,319)         554,939          737,303         (197,054)        (197,465)
                                              -------------------------------------------------------------------------------------
Net increase in net assets from contract
       related transactions                        6,397,789       13,145,498        9,542,115        1,180,521        1,822,839
                                              -------------------------------------------------------------------------------------
Increase in net assets                             6,599,934       14,468,088       13,258,562        1,303,673        1,669,559
Net assets, beginning of year                      2,134,044        5,660,142        4,269,230        1,074,753        1,096,837
                                              -------------------------------------------------------------------------------------
Net assets, end of year                         $  8,733,978     $ 20,128,230     $ 17,527,792     $  2,378,426     $  2,766,396
                                              -------------------------------------------------------------------------------------
                                              -------------------------------------------------------------------------------------





SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)


                                                              VARIABLE INSURANCE PRODUCTS FUND II
                                              ------------------------------------------------------------------
                                                     VIPII           VIPII           VIPII            VIPII             MFS
                                                  INVESTMENT         ASSET           INDEX           CONTRA-          EMERGING
                                                  GRADE BOND        MANAGER           500             FUND             GROWTH
SIX MONTHS ENDED JUNE 30, 1999                     DIVISION        DIVISION         DIVISION        DIVISION          DIVISION
                                              -----------------------------------------------------------------------------------
(UNAUDITED)
CHANGE IN NET ASSETS
FROM OPERATIONS:
        Net investment income (expense)        $      165,219   $     377,090   $      254,943   $     422,715    $      (94,422)
        Net realized gain (loss) on                    (3,559)            994          141,199          76,530           119,312
          investments
        Net change in unrealized
          appreciation (depreciation)
          on investments                             (276,356)       (248,319)       1,658,163         672,028         1,374,902
                                              -----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
        operations                                   (114,696)        129,765        2,054,305       1,171,273         1,399,792
FROM CONTRACT RELATED TRANSACTIONS:
        Net contract purchase payments                774,609       1,106,104        8,153,987       3,923,704         2,461,843
        Withdrawals                                   (81,613)       (162,978)       (890,792)        (361,437)         (348,628)
        Transfers between Separate Account
            VA-1 divisions, net                       350,157         (22,676)         647,288         117,870           170,090
                                              -----------------------------------------------------------------------------------
Net increase in net assets from contract
        related transactions                        1,043,153         920,450        7,910,483       3,680,137         2,283,305
                                              -----------------------------------------------------------------------------------
Increase in net assets                                928,457       1,050,215        9,964,788       4,851,410         3,683,097
Net assets, beginning of period                     3,408,106       5,445,159       26,020,561      11,818,665        11,991,491
                                              -----------------------------------------------------------------------------------
Net assets, end of period                      $    4,336,563   $    6,495,374   $   35,985,349  $  16,670,075    $   15,674,588
                                              -----------------------------------------------------------------------------------
                                              -----------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 1998
CHANGE IN NET ASSETS
FROM OPERATIONS:
        Net investment income (expense)        $        4,395   $      184,606   $       20,444  $      98,557    $      (48,438)
        Net realized gain on investments               11,687          17,120          117,249          35,537            63,281
        Net change in unrealized
          appreciation (depreciation)
          on investments                               92,558         282,239        3,666,821       1,810,143         2,048,032
                                              -----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                         108,640         483,965        3,804,514       1,944,237         2,062,875
FROM CONTRACT RELATED TRANSACTIONS:
        Net contract purchase payments              2,886,571       3,816,140       17,267,124       7,275,556         7,611,963
        Withdrawals                                  (119,470)       (124,688)        (561,189)       (220,074)         (227,264)
        Transfers between Separate Account
            VA-1 divisions, net                       149,361         (51,516)       1,284,744         292,732           436,324
                                              -----------------------------------------------------------------------------------
Net increase in net assets from contract
        related transactions                        2,916,462       3,639,936       17,990,679       7,348,214         7,821,023
                                              -----------------------------------------------------------------------------------
Increase in net assets                              3,025,102       4,123,901       21,795,193       9,292,451         9,883,898
Net assets, beginning of year                         383,004       1,321,258        4,225,368       2,526,214         2,107,593
                                              -----------------------------------------------------------------------------------
Net assets, end of year                        $    3,408,106   $    5,445,159   $   26,020,561   $ 11,818,665    $   11,991,491
                                              -----------------------------------------------------------------------------------
                                              -----------------------------------------------------------------------------------





SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)


                                                                         MFS VARIABLE INSURANCE TRUST
                                           ----------------------------------------------------------------------------------------
                                                                  MFS                 MFS                                  MFS
                                                MFS             GROWTH               TOTAL               MFS             CAPITAL
                                             RESEARCH         WITH INCOME            RETURN           UTILITIES       OPPORTUNITIES
SIX MONTHS ENDED JUNE 30, 1999               DIVISION          DIVISION             DIVISION          DIVISION          DIVISION
                                           ----------------------------------------------------------------------------------------
(UNAUDITED)
CHANGE IN NET ASSETS
FROM OPERATIONS:
   Net investment income (expense)             $    111,907      $    (15,703)     $    765,354      $    528,690      $    (39,802)
   Net realized gain on investments                 165,756            87,478            87,063           113,345            54,637
   Net change in unrealized appreciation
      (depreciation)  on investments                762,053           254,133          (346,117)          119,907           887,775
                                           -----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                     1,039,716           325,908           506,300           761,942           902,610
FROM CONTRACT RELATED TRANSACTIONS:
   Net contract purchase payments                 3,028,114         4,077,805         3,454,936         2,624,265         1,582,282
   Withdrawals                                     (488,510)         (299,251)         (623,880)         (310,164)         (208,214)
   Transfers between Separate Account
      VA-1 divisions, net                          (126,514)          385,796            24,744           138,830           127,999
                                           ----------------------------------------------------------------------------------------
Net increase in net assets from contract
   related transactions                           2,413,090         4,164,350         2,855,800         2,452,931         1,502,067
                                           ----------------------------------------------------------------------------------------
Increase in net assets                            3,452,806         4,490,258         3,362,100         3,214,873         2,404,677
Net assets, beginning of period                  15,385,838        10,051,068        14,748,249         6,361,021         4,730,474
                                           ----------------------------------------------------------------------------------------
Net assets, end of period                      $ 18,838,644      $ 14,541,326      $ 18,110,349      $  9,575,894      $  7,135,151
                                           ----------------------------------------------------------------------------------------
                                           ----------------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 1998
CHANGE IN NET ASSETS
FROM OPERATIONS:
   Net investment income (expense)             $     42,448      $    (63,989)     $     66,543      $     82,198      $     (8,652)
   Net realized gain (loss) on investments           74,106            48,058            39,797            15,718            (6,658)
   Net change in unrealized appreciation
      (depreciation) on investments               1,778,617         1,082,788           839,138           430,022           569,618
                                           ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                     1,895,171         1,066,857           945,478           527,938           554,308
FROM CONTRACT RELATED TRANSACTIONS:
   Net contract purchase payments                 9,304,712         7,103,204         9,969,517         4,447,436         3,498,061
   Withdrawals                                     (354,707)         (193,536)         (288,075)          (94,887)         (154,469)
   Transfers between Separate Account
     VA-1 divisions, net                            158,605           684,133           531,659           568,287           227,972
                                           ----------------------------------------------------------------------------------------
Net increase in net assets from contract
    related transactions                          9,108,610         7,593,801        10,213,101         4,920,836         3,571,564
                                           ----------------------------------------------------------------------------------------
Increase in net assets                           11,003,781         8,660,658        11,158,579         5,448,774         4,125,872
Net assets, beginning of year                     4,382,057         1,390,410         3,589,670           912,247           604,602
                                           ----------------------------------------------------------------------------------------
Net assets, end of year                        $ 15,385,838      $ 10,051,068      $ 14,748,249      $  6,361,021      $  4,730,474
                                           ----------------------------------------------------------------------------------------
                                           ----------------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999
(UNAUDITED)

1.   NATURE OF OPERATIONS

     The American Franklin Life Insurance Company (American Franklin) is a wholly-owned subsidiary of The Franklin Life Insurance Company. American Franklin established Separate Account VA-1 (Account) as a unit investment trust registered under the Investment Company Act of 1940. The Account, which consists of fifteen investment divisions, was established on May 22, 1996 in conformity with Illinois Insurance Law. The assets in each division are invested in units of beneficial interest (shares) of a designated portfolio (Portfolio) of three mutual funds, sponsored by Fidelity Investments (Variable Insurance Products Fund and Variable Insurance Products Fund II) and MFS Investment Management (MFS Variable Insurance Trust) (collectively, the Funds). The VIP Money Market, VIP Equity-Income, VIP Growth, VIP Overseas, and VIP High Income Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund; the VIPII Investment Grade Bond, VIPII Asset Manager, VIPII Index 500, and VIPII Contrafund Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund II; and the MFS Emerging Growth, MFS Research, MFS Growth With Income, MFS Total Return, MFS Utilities, and MFS Capital Opportunities Divisions of the Account are invested in shares of a corresponding Portfolio of MFS Variable Insurance Trust. The Account's financial statements should be read in conjunction with the financial statements of the Funds. The Account commenced operations on February 28, 1997. The accumulation unit value for each division was $5 at the inception of the account.

     The Account was established by American Franklin to support the operations of American Franklin's The Chairman-TM- Combination Fixed and Variable Annuity Contracts (the Contracts).

     Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin Life Insurance Company, acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Contracts. The assets of the Account are the property of American Franklin. The portion of the Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other American Franklin business.

     The net assets of the Account may not be less than the reserves applicable to the Contracts. Assets may also be set aside in American Franklin's General Account based on the amounts allocated under the Contracts to American Franklin's Fixed Account. Additional assets are set aside in American Franklin's General Account to provide for other contract benefits.

2.   SIGNIFICANT ACCOUNTING POLICIES

     Investments in shares of the Funds are carried at fair value. Investments in shares of the Funds are valued at the net asset values of the respective Portfolios of the Funds. Investment transactions are recorded on the trade date. Dividends are recorded as received. Realized gains and losses on sales of the Account shares are determined on the specific identification method.

     The operations of the Account are included in the federal income tax return of American Franklin. Under the provisions of the Contracts, American Franklin has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, American Franklin pays no tax on investment income and capital gains of the Account. However, American Franklin retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1999
(UNAUDITED)

3.   CONTRACT CHARGES

     Certain jurisdictions require that deductions be made from premium payments for premium taxes. The amount of such deductions varies and may be up to 5% of the premium or purchase payment. Other jurisdictions assess a premium tax at the point of annuitization. The balance of a purchase payment remaining after any such deduction is placed by American Franklin in an account established for each contractowner. Each year American Franklin charges $30 against each contractowner's account for administrative expenses. This annual fee is currently waived if cumulative purchase payments are at least $75,000. In addition, American Franklin charges for a transfer between investment divisions in any contract year in which twelve transfers have already been made ($25 for each additional transfer in a given contract year). American Franklin assumes mortality and expense risks related to the operations of the Account and deducts a charge from the assets of the Account at an effective annual rate of 1.40% of the Account's average daily net asset value to cover these risks and to offset other administrative expenses not covered by the annual contract fee. The total charges paid by the Account to American Franklin were $1,301,000 for the six months ended June 30, 1999.

     American Franklin imposes a surrender charge on the amount of each purchase payment withdrawn during the first seven years after receipt, unless the withdrawal is exempt from the surrender charge. The maximum surrender charge is 6% of purchase payments withdrawn during the first two years after receipt; the percentage declines ratably until elimination after the seventh year.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1999


4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS

      Unit value information and a summary of changes in outstanding units is shown below:


                                                                      VARIABLE INSURANCE PRODUCTS FUND
                                              ---------------------------------------------------------------------------------
                                                  VIP            VIP                                                VIP
                                                 MONEY         EQUITY-             VIP              VIP             HIGH
SIX MONTHS ENDED JUNE 30, 1999                   MARKET         INCOME           GROWTH          OVERSEAS          INCOME
(UNAUDITED)                                     DIVISION       DIVISION         DIVISION         DIVISION         DIVISION
                                              ---------------------------------------------------------------------------------
Unit value, beginning of period                     $5.34         $6.73              $7.94           $6.20            $5.54
                                              ---------------------------------------------------------------------------------
                                              ---------------------------------------------------------------------------------
Unit value, end of period                           $5.43         $7.32              $8.79           $6.60            $5.91
                                              ---------------------------------------------------------------------------------
                                              ---------------------------------------------------------------------------------

Number of units outstanding,
  beginning of period                           1,634,822     2,991,972          2,207,408         383,712          499,418

Net contract purchase payments                    852,273       604,798            677,408          35,721           54,716

Withdrawals                                       (38,036)      (97,403)           (54,886)        (14,517)         (16,770)

Transfers between Separate Account
 VA-1 divisions, net                             (485,456)       (9,208)            67,398          (9,285)         (14,404)
                                              ---------------------------------------------------------------------------------

Number of units outstanding,
    end of period                               1,963,603     3,490,159          2,897,328         395,631          522,960
                                              ---------------------------------------------------------------------------------
                                              ---------------------------------------------------------------------------------






YEAR ENDED DECEMBER 31, 1998
Unit value, beginning of year                       $5.14          $5.99             $5.65            $5.54           $5.89
                                              ---------------------------------------------------------------------------------
                                              ---------------------------------------------------------------------------------

Unit value, end of year                             $5.34          $6.73             $7.94            $6.20           $5.54
                                              ---------------------------------------------------------------------------------
                                              ---------------------------------------------------------------------------------

Number of units outstanding,
  beginning of year                               415,509        945,566           755,694          193,892         186,285

Net contract purchase payments                  2,254,703      2,052,756         1,427,556          238,271         348,659

Withdrawals                                       (66,473)       (89,500)          (81,680)         (10,792)         (6,632)

Transfers between Separate Account
  VA-1's Divisions, net                          (968,917)        83,150           105,838          (37,659)        (28,894)
                                              ---------------------------------------------------------------------------------

Number of units outstanding,
    end of year                                 1,634,822      2,991,972         2,207,408          383,712         499,418
                                              ---------------------------------------------------------------------------------
                                              ---------------------------------------------------------------------------------


THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1999


4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS (continued)

     Unit value information and a summary of changes in outstanding units is shown below:


                                                             VARIABLE INSURANCE PRODUCTS FUND II
                                              ------------------------------------------------------------------
                                                  VIPII            VIPII             VIPII           VIPII           MFS
                                                INVESTMENT         ASSET             INDEX          CONTRA-        EMERGING
SIX MONTHS ENDED JUNE 30, 1999                  GRADE BOND        MANAGER             500             FUND          GROWTH
(UNAUDITED)                                      DIVISION        DIVISION          DIVISION         DIVISION       DIVISION
                                              ----------------------------------------------------------------------------------
Unit value, beginning of period                   $5.70              $6.64              $8.07           $7.62           $7.48
                                              ----------------------------------------------------------------------------------
                                              ----------------------------------------------------------------------------------
Unit value, end of period                         $5.54              $6.79              $8.63           $8.28           $8.27
                                              ----------------------------------------------------------------------------------
                                              ----------------------------------------------------------------------------------

Number of units outstanding,
  beginning of period                            598,142           820,384          3,224,829       1,551,801       1,603,087

Net contract purchase payments                   136,617           164,125            974,395         491,896         314,238

Withdrawals                                      (14,404)          (24,255)          (105,698)        (45,113)        (44,447)

Transfers between Separate Account
    VA-1 divisions, net                           62,042            (3,534)            76,667          14,584          22,350
                                              ----------------------------------------------------------------------------------

Number of units outstanding,
   end of period                                 782,397           956,720          4,170,193       2,013,168       1,895,228
                                              ----------------------------------------------------------------------------------
                                              ----------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 1998
Unit value, beginning of year                     $5.32               $5.78             $6.21           $5.83           $5.50
                                              ----------------------------------------------------------------------------------
                                              ----------------------------------------------------------------------------------

Unit value, end of year                           $5.70               $6.64             $8.07           $7.62           $7.48
                                              ----------------------------------------------------------------------------------
                                              ----------------------------------------------------------------------------------

Number of units outstanding,
  beginning of year                               71,989            228,526           680,587         433,486         383,222

Net contract purchase payments                   520,769            619,396         2,444,038       1,108,876       1,191,562

Withdrawals                                      (21,276)           (20,250)          (77,752)        (33,774)        (35,893)

Transfers between Separate Account
  VA-1's Divisions, net                           26,660             (7,288)          177,956          43,213          64,196
                                              ----------------------------------------------------------------------------------

Number of units outstanding,
    end of year                                  598,142            820,384         3,224,829       1,551,801       1,603,087
                                              ----------------------------------------------------------------------------------
                                              ----------------------------------------------------------------------------------


THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1999


4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS (continued)

     Unit value information and a summary of changes in outstanding units is shown below:


                                                                         MFS VARIABLE INSURANCE TRUST
                                             --------------------------------------------------------------------------------------
                                                                   MFS              MFS                                 MFS
                                                   MFS            GROWTH           TOTAL              MFS             CAPITAL
SIX MONTHS ENDED JUNE 30, 1999                  RESEARCH       WITH INCOME        RETURN           UTILITIES       OPPORTUNITIES
(UNAUDITED)                                     DIVISION         DIVISION        DIVISION          DIVISION           DIVISION
                                             --------------------------------------------------------------------------------------
Unit value, beginning of period                   $6.95             $7.51          $6.43             $7.04             $7.59
                                             --------------------------------------------------------------------------------------
                                             --------------------------------------------------------------------------------------
Unit value, end of period                         $7.37             $7.70          $6.61             $7.69             $8.84
                                             --------------------------------------------------------------------------------------
                                             --------------------------------------------------------------------------------------

Number of units outstanding,
  beginning of period                          2,214,458        1,338,496       2,294,198          903,586            623,561

Net contract purchase payments                   428,163          537,489         536,485          365,831            192,934

Withdrawals                                      (68,733)         (39,433)        (95,767)         (42,570)           (24,986)

Transfers between Separate Account
    VA-1 divisions, net                          (17,669)          52,183           2,950           17,903             16,069
                                             --------------------------------------------------------------------------------------
Number of units outstanding,
   end of period                               2,556,219        1,888,735       2,737,866        1,244,750            807,578
                                             --------------------------------------------------------------------------------------
                                             --------------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 1998

Unit value, beginning of year                      $5.61             $6.09          $5.73             $6.01              $5.99
                                             --------------------------------------------------------------------------------------
                                             --------------------------------------------------------------------------------------

Unit value, end of year                            $6.95             $7.51          $6.43             $7.04              $7.59
                                             --------------------------------------------------------------------------------------
                                             --------------------------------------------------------------------------------------

Number of units outstanding,
  beginning of year                              780,716           228,416        626,024           151,829            100,943

Net contract purchase payments                 1,470,024         1,039,794      1,629,993           678,587            513,502

Withdrawals                                      (56,418)          (27,958)       (46,902)          (14,429)           (21,848)

Transfers between Separate Account
  VA-1 Divisions, net                             20,136            98,244         85,083            87,599             30,964
                                             --------------------------------------------------------------------------------------

Number of units outstanding,
    end of year                                2,214,458         1,338,496      2,294,198           903,586            623,561
                                             --------------------------------------------------------------------------------------
                                             --------------------------------------------------------------------------------------


THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1999
(UNAUDITED)


5.   REMUNERATION OF MANAGEMENT

     The Account incurs no liability or expense for payments to directors, members of advisory boards, officers or any other person who might provide a service for the Account, except as described in Note 3.

6.   YEAR 2000

     INTERNAL SYSTEMS. American Franklin's ultimate parent, American General Corporation (AGC), has numerous technology systems that are managed on a decentralized basis. AGC's Year 2000 readiness efforts have been performed by its key business units with centralized oversight. Each business unit, including American Franklin, has executed a plan to minimize the risk of a significant negative impact on its operations.

     While the specifics of the plans varied, the plans included the following activities: (1) perform an inventory of American Franklin's information technology and non-information technology systems; (2) assess which items in the inventory may expose American Franklin to business interruptions due to Year 2000 issues; (3) reprogram or replace systems that are not Year 2000 ready; (4) test systems to prove that they will function into the next century as they do currently; and (5) return the systems to operations.

     As of June 30, 1999, these activities had been substantially completed, making American Franklin's critical systems Year 2000 ready. American Franklin will continue to test its systems throughout 1999 to maintain Year 2000 readiness. In addition, American Franklin currently is developing plans for the century transition, which will restrict systems modifications from November 1999 through January 2000, create rapid response teams to address problems, and limit vacations for key technical personnel.

     THIRD PARTY RELATIONSHIPS. American Franklin has relationships with various third parties who must also be Year 2000 ready. These third parties provide (or receive) resources and services to (or from) American Franklin and include organizations with which American Franklin exchanges information. Third parties include vendors of hardware, software, and information services; providers of infrastructure services such as voice and data communications and utilities for office facilities; investors; customers; distribution channels; and joint venture partners. Third parties differ from internal systems in that American Franklin exercises less, or no, control over Year 2000 readiness.

     American Franklin assessed and mitigated the risks associated with the potential failure of third parties to achieve Year 2000 readiness. American Franklin's activities included the following: (1) identify and classify third party dependencies; (2) research, analyze, and document Year 2000 readiness for critical third parties; and (3) test critical hardware and software products and electronic interfaces. As of June 30, 1999, these activities have been substantially completed. Where necessary, critical third party dependencies have been included in American Franklin's contingency plans. Due to the various stages of Year 2000 readiness for these critical third party dependencies, American Franklin's testing activities related to critical third parties will extend throughout 1999.

     CONTINGENCY PLANS. American Franklin has undertaken contingency planning to reduce the risk of Year 2000-related business failures. The contingency plans, which address both internal systems and third party relationships, included the following activities: (1) evaluate the consequences of failure of critical business processes with significant exposure to Year 2000 risk;
     (2) determine the probability of a Year 2000-related failure for those critical processes that have a high consequence of failure; (3) develop an action plan to complete contingency plans for critical processes that rank high in consequence and probability of failure; and (4) complete the applicable contingency plans. As of June 30, 1999, these activities have been substantially completed. The contingency plans will continue to be tested and updated throughout 1999.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1999
(UNAUDITED)


     RISKS AND UNCERTAINTIES. Based on the Year 2000 readiness of internal systems, century transition plans, plans to deal with third party relationships, and contingency plans, American Franklin believes that it will experience, at most, isolated and minor disruptions of business processes following the turn of the century. Such disruptions are not expected to have a material effect on American Franklin's future results of operations, liquidity, or financial condition. However, due to the magnitude and complexity of this project, risks and uncertainties exist and American Franklin is not able to predict a most reasonably likely worst case scenario. If Year 2000 readiness is not achieved due to American Franklin's failure to maintain critical systems as Year 2000 ready, failure of critical third parties to achieve Year 2000 readiness on a timely basis, failure of contingency plans to reduce Year 2000-related business failures, or other unforeseen circumstances in completing American Franklin's plans, the Year 2000 issues could have a material adverse impact on American Franklin's operations following the turn of the century.

     COSTS. In 1999, American Franklin has incurred and will continue to incur costs for internal staff, third party vendors, and other expenses to achieve Year 2000 readiness. These costs are not passed to the Account. The cost of activities related to Year 2000 readiness has not had a material adverse effect on American Franklin's results of operations or financial condition. In addition, American Franklin has elected to accelerate the planned replacement of certain systems as part of the Year 2000 plans. Costs of the replacement systems are being capitalized and amortized over their useful lives, in accordance with American Franklin's normal accounting policies.